Summarized Financial Information of Equity Affiliates (Table Of Summarized Financial Information Of Equity Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Current assets	$ 1,436.7	$ 1,218.8
Noncurrent assets	3,063.3	2,559.6
Current liabilities	694.8	603.0
Noncurrent liabilities	1,540.4	982.9
Net sales	2,271.6	2,460.5	$ 2,639.6
Sales less cost of sales	871.5	922.7	951.7
Operating income	482.1	512.4	526.1
Net income	$ 334.1	$ 343.5	$ 349.4